SEGMENT INFORMATION AND REVENUE ANALYSIS	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
SEGMENT INFORMATION AND REVENUE ANALYSIS
3.	SEGMENT INFORMATION AND REVENUE ANALYSIS

The Group’s chief operating decision maker is the Chief Executive Officer, who reviews consolidated results of operations prepared in accordance with U.S. GAAP when making decisions about allocating resources and assessing performance of the Group. The Group has only one operating segment.

The Group operates in the PRC and all of the Group’s long-lived assets are located in the PRC.

The gross revenues consist of the following products and services:

	For the years ended December 31,
	2011	2012	2013

Products:
Smart cards	$91,960	$75,185	$78,256
Other products	3,202	10,134	4,670

Subtotal	95,162	85,319	82,926

Services:
Head-end system integration	2,562	2,175	2,731
Head-end system development	736	987	1,103
Licensing income	1,328	1,246	1,098
Royalty income	742	382	512
Other services	10	135	77

Subtotal	5,378	4,925	5,521

Total	$100,540	$90,244	$88,447

VAT refunds of $8,377, $7,366, and $6,603 were included in revenues for the years ended December 31, 2011, 2012 and 2013, respectively.